UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
FIDUS INVESTMENT CORPORATION
(Exact Name of Registrant as Specified in Charter)
Form N-5
REGISTRATION STATEMENT OF SMALL BUSINESS
INVESTMENT COMPANY
FIDUS MEZZANINE CAPITAL, L.P.
(Exact Name of Registrant as Specified in Charter)
1603 Orrington Avenue, Suite 820
Evanston, Illinois 60201
(Address of Principal Executive Offices)

(847) 859-3940
(Registrant’s Telephone Number, including Area Code)

Edward H. Ross
Chief Executive Officer
1603 Orrington Avenue, Suite 820
Evanston, Illinois 60201
(Name and Address of Agent for Service)

WITH COPIES TO:

Jonathan H. Talcott	Steven B. Boehm	John A. Good
Nelson Mullins Riley & Scarborough LLP	Sutherland Asbill & Brennan LLP	Bass, Berry & Sims PLC
101 Constitution Avenue, NW, Suite 900	1275 Pennsylvania Avenue, NW	100 Peabody Place, Suite 900
Washington, D.C. 20001	Washington, D.C. 20004-2415	Memphis, Tennessee 38103-3672
Telephone: (202) 712-2806	Telephone: (202) 383-0100	Telephone: (901) 543-5901
Facsimile: (202) 712-2856	Facsimile: (202) 637-3593	Facsimile: (888) 543-4644
     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐
     ☑ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration for the same offering is 333-172550.
CALCULATION OF REGISTRATION FEE

		Proposed Maximum
	Amount Being	Aggregate Offering	Amount of
Title of Securities Being Registered	Registered	Price	Registration Fee
Common Stock, par value $0.001 per share(1)	3,833 (3)	$57,495 (4)	$116.10
Partnership Interests of Fidus Mezzanine Capital, L.P. (2)

(1)	Shares with a proposed maximum aggregate offering price of $80,500,000 were registered under an earlier registration statement (SEC File No. 333-172550), and a filing fee of $9,404.10 was previously paid with the earlier registration statement.

(2)	Pursuant to Rule 140 under the Securities Act of 1933, Fidus Investment Corporation is deemed to be an issuer of the partnership interests for consideration equal to the proposed maximum aggregate offering price of its common stock sold in this offering. No additional offering price will result from such deemed issuance; accordingly, no additional registration fee is owed on account of this deemed offering.

(3)	Includes the underwriters’ over-allotment option.

(4)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for purpose of determining the registration fee.

EXPLANATORY NOTE
     This registration statement is filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, and relates to the initial public offering of common stock of Fidus Investment Corporation, a Maryland corporation, contemplated by a Joint Registration Statement on Form N-2 and Form N-5, Securities and Exchange Commission File No. 333-172550 (the “Prior Registration Statement”), and is filed solely to increase the number of shares to be offered in such offering by 3,333 plus up to 500 additional shares that may be sold pursuant to the underwriters’ over-allotment option. The contents of the Prior Registration Statement, including the amendments thereto, are hereby incorporated into this Joint Registration Statement on Form N-2 and Form N-5 by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in Evanston, Illinois, on the 21st day of June, 2011.

Fidus Investment Corporation
By:	/s/ Edward H. Ross
	Name:	Edward H. Ross
	Title:	Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edward H. Ross Edward H. Ross	Chairman and Chief Executive Officer (Principal Executive Officer)	June 21, 2011

/s/ Cary L. Schaefer Cary L. Schaefer	Chief Financial Officer (Principal Financial and Accounting Officer)	June 21, 2011

* Thomas C. Lauer	Director	June 21, 2011

/s/ Wayne F. Robinson Wayne F. Robinson	Director	June 21, 2011

/s/ Charles D. Hyman Charles D. Hyman	Director	June 21, 2011

Charles G. Phillips	Director

*By:	/s/ Edward H. Ross
Edward H. Ross
Attorney-in-Fact

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-5 to be signed on its behalf by the undersigned, thereunto duly authorized, in Evanston, Illinois, on the 21st day of June, 2011.

Fidus Mezzanine Capital, L.P.

By:	Fidus Investment GP, LLC, its General Partner

	By:	Fidus Investment Advisors, LLC, its Manager

		By:	/s/ Edward H. Ross

Name: Edward H. Ross
Title: Chief Executive Officer and Manager
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-5 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edward H. Ross Edward H. Ross	Chief Executive Officer and Manager (Principal Executive Officer) of the manager of the General Partner	June 21, 2011

/s/ Cary L. Schaefer Cary L. Schaefer	Chief Financial Officer (Principal Financial and Accounting Officer) of the manager of the General Partner	June 21, 2011

* Thomas C. Lauer	Director	June 21, 2011

/s/ Wayne F. Robinson Wayne F. Robinson	Director	June 21, 2011

/s/ Charles D. Hyman Charles D. Hyman	Director	June 21, 2011

Charles G. Phillips	Director

*By:	/s/ Edward H. Ross
Edward H. Ross
Attorney-in-Fact

          All exhibits filed with or incorporated by reference in Registration Statement No. 333-172550, as amended, are incorporated by reference into, and shall be deemed a part of, this Registration Statement, except for the following, which are filed herewith.
EXHIBIT LIST

Exhibit Number	Description

l	Opinion of Nelson, Mullins, Riley & Scarborough LLP.

n.1	Consent of independent registered public accounting firm.

n.2	Consent of Nelson, Mullins, Riley & Scarborough LLP (included in Exhibit l).